Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(in whole dollars, unless otherwise noted)
									Investment Based on:
							Average
	Summary		Summary				Summary	Average		Peer Group
	Compensation		Compensation	Compensation		Compensation	Compensation	Compensation	Total	Total		Tangible
	Table Total		Table Total	Actually Paid		Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Net Income	Book Value
Year	for First PEO		for Second PEO	to First PEO		to Second PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	(in thousands)	Per Share
(a)	(b.1) (1)		(b.2) (2)	(c.1) (1)		(c.2) (2)	(d) (3)	(e) (3)	(f) (4)	(g) (5)	(h)	(i) (6)
2022	$1,456,401		$2,648,731	$1,467,492		$1,873,309	$665,848	$649,588	$132.19	$99.14	$45,589	$11.13
2021	$3,080,857	$	N/A	$3,093,059	$	N/A	$947,669	$1,181,004	$137.83	$121.96	$58,517	$11.57
2020	$2,143,883	$	N/A	$1,785,584	$	N/A	$1,010,159	$1,135,032	$99.80	$95.30	$44,792	$10.88

(1)

Includes amounts from the Summary Compensation Table and Compensation Actually Paid to James W. Blake, former Chief Executive Officer of HarborOne Bank, for the years ended December 31, 2020, 2021, and 2022.

(2)	Includes amounts from the Summary Compensation Table and Compensation Actually Paid to Joseph F. Casey for the year ended December 31, 2022.
(3)

The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and € represent the following individuals; for 2022: Linda H. Simmons, H. Scott Sanborn, Brenda C. Diepold, and David B. Reilly, for 2021: Joseph F. Casey, Linda H. Simmons, H. Scott Sanborn and Inez H. Friedman-Boyce; and for 2020: Joseph F. Casey and Linda H. Simmons.

(4)

Reflects the cumulative total shareholder return of HarborOne Bank over the three-year period. The reporting is based on a theoretical $100 invested as of the last day of 2019 and valued as of the last trading day of 2020, 2021, and 2022.

(5)

Reflects the cumulative total shareholder return of the S&P 600 Thrifts & Mortgage Finance Index (“S&P 600”). S&P 600 is the peer group used by HarborOne Bank for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2022.

(6)	Tangible Book Value per Share is a non-GAAP ratio that is calculated by dividing total stockholders’ equity less goodwill and intangible assets by common stock outstanding.

Company Selected Measure Name	Tangible Book Value per Share
Named Executive Officers, Footnote [Text Block]
(1)

Includes amounts from the Summary Compensation Table and Compensation Actually Paid to James W. Blake, former Chief Executive Officer of HarborOne Bank, for the years ended December 31, 2020, 2021, and 2022.

(3)

The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and € represent the following individuals; for 2022: Linda H. Simmons, H. Scott Sanborn, Brenda C. Diepold, and David B. Reilly, for 2021: Joseph F. Casey, Linda H. Simmons, H. Scott Sanborn and Inez H. Friedman-Boyce; and for 2020: Joseph F. Casey and Linda H. Simmons.

Peer Group Issuers, Footnote [Text Block]
(5)

Reflects the cumulative total shareholder return of the S&P 600 Thrifts & Mortgage Finance Index (“S&P 600”). S&P 600 is the peer group used by HarborOne Bank for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]

Calculation of Compensation Actually Paid

To calculate the CAP amounts in the table above, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for each covered year:

	2022			2021		2020
			Average		Average		Average
	First PEO	Second PEO	Non-PEO NEOs	First PEO	Non-PEO NEOs	First PEO	Non-PEO NEOs
Total Compensation from Summary Compensation Table	$ 1,456,401	$ 2,648,731	$ 665,848	$ 3,080,857	$ 947,669	$ 2,143,883	$ 1,010,159
Amount deducted for aggregate change in actuarial present value from SCT	—	(1,004,270)	—	(800,591)	(97,153)	—	—
Amount deducted for grant date values in the SCT	(445,954)	(391,896)	(112,807)	(492,722)	(150,905)	(468,468)	(194,733)

Amount included for service costs related to the SERP	—	257,565	—	—	139,232	—	255,401
Amount included for year-end fair value of unvested awards granted in the current year	25,201	377,166	106,533	611,883	213,041	550,602	228,875
Amount included (+ or -) for year-over-year difference of year-end fair values for unvested awards granted in prior years	—	(17,904)	(8,772)	429,408	68,297	(112,109)	(28,536)
Amount included (+ or -) for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	431,844	3,917	(1,214)	264,224	60,823	(328,324)	(136,134)
Total Adjustments	$ 457,045	$ 620,744	$ 96,547	$ 1,305,515	$ 481,393	$ 110,169	$ 319,606

Compensation Actually Paid (as calculated)	$ 1,467,492	$ 1,873,309	$ 649,588	$ 3,093,059	$ 1,181,004	$ 1,785,584	$ 1,135,032

Non-PEO NEO Average Total Compensation Amount	$ 665,848	$ 947,669	$ 1,010,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ 649,588	1,181,004	1,135,032
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Calculation of Compensation Actually Paid

To calculate the CAP amounts in the table above, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for each covered year:

	2022			2021		2020
			Average		Average		Average
	First PEO	Second PEO	Non-PEO NEOs	First PEO	Non-PEO NEOs	First PEO	Non-PEO NEOs
Total Compensation from Summary Compensation Table	$ 1,456,401	$ 2,648,731	$ 665,848	$ 3,080,857	$ 947,669	$ 2,143,883	$ 1,010,159
Amount deducted for aggregate change in actuarial present value from SCT	—	(1,004,270)	—	(800,591)	(97,153)	—	—
Amount deducted for grant date values in the SCT	(445,954)	(391,896)	(112,807)	(492,722)	(150,905)	(468,468)	(194,733)

Amount included for service costs related to the SERP	—	257,565	—	—	139,232	—	255,401
Amount included for year-end fair value of unvested awards granted in the current year	25,201	377,166	106,533	611,883	213,041	550,602	228,875
Amount included (+ or -) for year-over-year difference of year-end fair values for unvested awards granted in prior years	—	(17,904)	(8,772)	429,408	68,297	(112,109)	(28,536)
Amount included (+ or -) for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	431,844	3,917	(1,214)	264,224	60,823	(328,324)	(136,134)
Total Adjustments	$ 457,045	$ 620,744	$ 96,547	$ 1,305,515	$ 481,393	$ 110,169	$ 319,606

Compensation Actually Paid (as calculated)	$ 1,467,492	$ 1,873,309	$ 649,588	$ 3,093,059	$ 1,181,004	$ 1,785,584	$ 1,135,032

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]

Tabular List of Performance Measures

The six performance measures listed below represent the most important metrics the Company used to align pay and performance and to determine compensation paid in 2022, as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Annual Incentive Plan” and “Long-Term Incentives”:

Most Important Performance Measures	Application in 2022 Compensation
Tangible Book Value Per Share	Long-Term Incentive Plan
Relative Total Shareholder Return	Long-Term Incentive Plan
Return On Assets	Annual Incentive Plan
Earnings Per Share	Annual Incentive Plan
Core Deposit Growth	Annual Incentive Plan
Commercial and Small Business Loan Growth	Annual Incentive Plan

Total Shareholder Return Amount	$ 132.19	137.83	99.80
Peer Group Total Shareholder Return Amount	99.14	121.96	95.30
Net Income (Loss)	$ 45,589,000	$ 58,517,000	$ 44,792,000
Company Selected Measure Amount | item	11.13	11.57	10.88
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Tangible Book Value Per Share
Non-GAAP Measure Description [Text Block]
(6)	Tangible Book Value per Share is a non-GAAP ratio that is calculated by dividing total stockholders’ equity less goodwill and intangible assets by common stock outstanding.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return On Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Core Deposit Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Commercial and Small Business Loan Growth
James W. Blake
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,456,401	$ 3,080,857	$ 2,143,883
PEO Actually Paid Compensation Amount	$ 1,467,492	3,093,059	1,785,584
PEO Name	James W. Blake
Joseph F. Casey
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,648,731
PEO Actually Paid Compensation Amount	$ 1,873,309
PEO Name	Joseph F. Casey
PEO [Member] | James W. Blake | Amount deducted for aggregate change in actuarial present value from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(800,591)
PEO [Member] | James W. Blake | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (445,954)	(492,722)	(468,468)
PEO [Member] | James W. Blake | Amount included for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,201	611,883	550,602
PEO [Member] | James W. Blake | Amount included (+ or -) for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		429,408	(112,109)
PEO [Member] | James W. Blake | Amount included (+ or -) for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	431,844	264,224	(328,324)
PEO [Member] | James W. Blake | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	457,045	1,305,515	110,169
PEO [Member] | Joseph F. Casey | Amount deducted for aggregate change in actuarial present value from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,004,270)
PEO [Member] | Joseph F. Casey | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(391,896)
PEO [Member] | Joseph F. Casey | Amount included for service costs related to the SERP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	257,565
PEO [Member] | Joseph F. Casey | Amount included for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	377,166
PEO [Member] | Joseph F. Casey | Amount included (+ or -) for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,904)
PEO [Member] | Joseph F. Casey | Amount included (+ or -) for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,917
PEO [Member] | Joseph F. Casey | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	620,744
Non-PEO NEO [Member] | Amount deducted for aggregate change in actuarial present value from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(97,153)
Non-PEO NEO [Member] | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(112,807)	(150,905)	(194,733)
Non-PEO NEO [Member] | Amount included for service costs related to the SERP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		139,232	255,401
Non-PEO NEO [Member] | Amount included for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	106,533	213,041	228,875
Non-PEO NEO [Member] | Amount included (+ or -) for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,772)	68,297	(28,536)
Non-PEO NEO [Member] | Amount included (+ or -) for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,214)	60,823	(136,134)
Non-PEO NEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 96,547	$ 481,393	$ 319,606